Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	June 30, 2021	December 31, 2020
	$	$
Revolving credit facility due through 2024	240,000	185,000
Term loan due in 2023	58,953	64,568
Total principal	298,953	249,568
Less: unamortized discount and debt issuance costs	(5,354)	(6,607)
Total debt	293,599	242,961
Less: current portion	(10,864)	(10,858)
Long-term portion	282,735	232,103